Employees and directors, Key Management Compensation (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Key management compensation [Abstract]
Short-term employee benefits	$ 12.4	$ 9.5	$ 25.9
Share based payments	2.2	25.3	44.5
Total	14.6	$ 34.8	$ 70.4
Post-employment benefits	$ 0.0